Share-based payment plans - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)		59.00%	57.00%
Assumed annual lapse rate of awards (%)	15.00%	12.00%	10.00%
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (in € per share)	$ 0.21	$ 0.86	$ 0.89
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	58.00%
Risk–free interest rate (%)	4.35%	1.25%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	62.00%
Risk–free interest rate (%)	4.75%	250.00%	2.10%
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of awards (%)	2.00%	2.00%	2.00%